Deferred Offering Costs (Details) - Schedule of Deferred Offering Costs - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Deferred Offering Costs (Details) - Schedule of Deferred Offering Costs [Line Items]
Deferred Offering Costs	€ 409,710
Independent Professional Services [Member]
Deferred Offering Costs (Details) - Schedule of Deferred Offering Costs [Line Items]
Deferred Offering Costs	264,286
Legal and Tax Advice [Member]
Deferred Offering Costs (Details) - Schedule of Deferred Offering Costs [Line Items]
Deferred Offering Costs	136,347
Notary, Registry and Others [Member]
Deferred Offering Costs (Details) - Schedule of Deferred Offering Costs [Line Items]
Deferred Offering Costs	7,577
Video, Photography, Design and Layout [Member]
Deferred Offering Costs (Details) - Schedule of Deferred Offering Costs [Line Items]
Deferred Offering Costs	€ 1,500